Unaudited Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Current Assets:
Cash and cash equivalents	$ 3,366,808	$ 2,219,973
Accounts receivable	4,033,994	983,784
Prepayments and other current assets	3,714,881	3,561,741
Total Current Assets	11,116,666	6,769,681
Property and equipment, net	551,974	561,891
Prepayment and other non-current assets	1,613,958	894,561
Operating lease right of use asset, net	160,578	204,750
Total Assets	13,443,176	8,430,883
Current Liabilities:
Current maturity of long-term bank loan	955,904	937,457
Accounts payable	9,210	261,144
Advance from customers	3,379,862	3,463,413
Accrued expenses and other liabilities	5,245,566	5,401,427
Operating lease liability-current	92,636	90,585
Convertible notes	1,573,735
Taxes payable	60,410	56,161
Total Current Liabilities	19,056,246	14,108,759
Long-term bank loans	998,195	1,477,221
Operating lease liability-noncurrent	63,249	109,492
Deferred tax liability	107	217
Total Liabilities	20,117,797	15,695,689
COMMITMENTS AND CONTINGENCIES
Total Deficit:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 54,289,579 and 52,774,579 shares issued and outstanding as of April 30, 2024 and October 31, 2023, respectively	5,430	5,278
Additional paid-in capital	376,858	(457,183)
Accumulated deficit	(5,726,991)	(4,955,326)
Total Shareholders’ Deficit	(5,344,703)	(5,407,231)
Non-controlling interest	(1,329,918)	(1,857,575)
Total Deficit	(6,674,621)	(7,264,806)
Total Liabilities and Deficit	13,443,176	8,430,883
Related Party
Current Assets:
Due from related parties	983	4,183
Current Liabilities:
Due to related parties	$ 7,738,923	$ 3,898,572